Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the Years Ended December 31,
	2019	2018	2017
Current income tax expenses	$187,067	$17,635	$238,106
Deferred income tax expenses	57,674	-	12,139
Income tax expenses	$244,741	$17,635	$250,245

Schedule of effective income tax rate and PRC statutory income tax
	For the Years Ended December 31,
	2019	2018	2017
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	(8.2)%	(7.3)%	-%
Effect of non-deductible expenses	(0.1)%	(0.1)%	(0.3)%
Effect of valuation of deferred tax allowance	(27.3)%	(18.2)%	(46.3)%
Effective tax rate	(10.6)%	(0.6)%	(21.6)%

Schedule of deferred tax assets and liabilities
	December 31, 2019	December 31, 2018
Deferred tax assets
Accrued interest receivable	$59,489	$60,561
Allowance for doubtful loan receivables	1,217,710	670,019
Allowance on doubtful accounts	119,373	-
Accrued expenses	15,572	14,635
Net operating loss carrying forward	458,427	41,412
Less: valuation allowance	(1,401,891)	(786,627)
Total deferred tax assets	$468,680	$-
Deferred tax liabilities
Timing difference on revenue recognition	(1,055,711)	-
Recognition of intangible assets arising from business combination	(1,148,545)	-
Deferred tax liabilities, net	$(1,735,576)	$-